Equity	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Equity
16.	Equity

(a)	Capital stock and distribution of dividends -
IFS’s shares are listed on the Lima Stock Exchange and, since July 2019, they are listed on the New York Stock Exchange. IFS’s shares have no nominal value and their issuance value was US$9.72 per share.
As consequence of the Offering detailed in Note 1(b), in July 2019, IFS issued 2,336,841 common shares, thus increasing its capital stock by S/74,571,000 (approximately US$22,714,000). In this sense, as of December 31, 2019, IFS’s capital stock is represented by 115,447,705 subscribed and paid-in
common shares (113,110,864 subscribed and
paid-in
common shares as of December 31, 2018).
The General Shareholders’ Meeting of IFS held on April 7, 2020, approved the distribution of dividends for the year 2019 for approximately US$202,034,000 (equivalent to approximately S/
698
,
227
,000), US$1.75 per share, which will be paid on May 6, 2020.
The General Shareholders’ Meeting of IFS held on April 1, 2019, agreed to distribute dividends for the year 2018 for approximately US$197,187,000 (equivalent to approximately S/654,464,000), US$1.75 per share, which were paid on May 3, 2019.

The General Shareholders’ Meeting of IFS, held on April 2, 2018, agreed to distribute dividends from the year 2017 for approximately US$157,750,000 (equivalent to approximately S/510,688,000), US$1.40 per share, which were paid on May 3, 2018.
The General Shareholders’ Meeting of IFS, held on April 10, 2017, agreed to distribute dividends from the year 2016 for approximately US$146,482,000 (equivalent to approximately S/475,773,000), US$1.30 per share.

(b)	Treasury stock -
As of December 31, 2019, Interfondos, an indirect Subsidiary of IFS through Inteligo Group Corp., holds 1,400 shares issued by IFS with an acquisition cost equivalent to S/196,000.
Sale of treasury stock (2018-2019)
As indicated in Note 1(b), in July 2019, Interbank and IFS sold a combined 2,418,754 shares. Said sale was recorded by decreasing the caption “Treasury stock” for an amount of S/208,178,000, and the highest value collected due to said sale amounted to S/138,997,000 and was recorded in the caption “Retained earnings”.
On the other hand, in 2018 Interbank sold 3,009,490 shares of IFS at their market price for approximately S/382,727,000 through the Lima Stock Exchange. Said sale was recorded by recording a decrease of S/259,022,000 within the caption “Treasury stock,” while the highest amount collected due to the sale, amounting to S/123,705,000, was recorded within the caption “Retained earnings”. In the year 2017, Interbank, Inteligo and Interfondos sold 1,251,000 shares held as treasury stock for S/142,664,000. Said sales were recorded by recording a decrease of S/107,680,000 within the caption “Treasury stock”, while the highest amount collected due to the sale, amounting to S/34,984,000, was recorded in the caption “Retained earnings”.
Share Buyback Plan (2016-2017)
On May 25, 2016, the Shareholders’ Meeting of IFS approved the acquisition of own issuance shares for up to 3,500,000 shares (equivalent to 3.09 percent of the Company’s capital stock), without considering the shares acquired prior to this program. On August 9, 2017, the Managing Board of IFS approved the ending of the program of acquisition of own issuance shares. As of December 31, 2018 and 2017, IFS and its Subsidiaries held 2,418,754 and 5,428,244 shares held as treasury stock, respectively.

(c)	Capital surplus -
Corresponds to the difference between the nominal value of the shares issued and their public offerings price, which were performed in 2007 and 2019; see Note 1(b). Capital surplus is presented net of the expenses incurred and related to the issuance of such shares.

(d)	Unrealized results, net -
This item is made up as follows:

	Unrealized gain (loss)
	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve, Note 3.2.1(i)	Available-for-sale investments reserve	Cash flow hedge reserve	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2017 (Note 3.2.1)	—	—	(479,476)	(83,817)	1,301	98,874	(463,118)
Effect of changes in the discount rates of pension reserves, Notes 3.2.1(i) and 3.4(d)	—	—	(195,619)	—	—	—	(195,619)
Unrealized gain from available-for-sale investments, net of unrealized loss	—	—	—	543,768	—	—	543,768
Transfer to realized gain from available-for-sale investments, net of realized loss	—	—	—	(113,306)	—	—	(113,306)
Transfer of impairment loss of available-for-sale investments to consolidated statement of income, Note 5(c)	—	—	—	20,759	—	—	20,759
Accrual of unrealized loss from held-to-maturity investment to consolidated statement of income, Note 5(d)	—	—	—	2,608		—	2,608
Variation for net unrealized gain on cash flow hedges	—	—	—	—	(1,477)	—	(1,477)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	140	—	140
Foreign currency translation	—	—	—	—	—	(22,480)	(22,480)

Balances as of December 31, 2017 (Note 3.2.1)	—	—	(675,095)	370,012	(36)	76,394	(228,725)
Changes due to the first adoption of IFRS 9, see Note 3.2.2	105,619	238,348	—	(370,012)	—	—	(26,045)

Balances as of January 1, 2018 (Restated, Note 3.2.1)	105,619	238,348	(675,095)	—	(36)	76,394	(254,770)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	750,670	—	—	—	750,670
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	41,935	—	—	—	—	—	41,935
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(471,940)	—	—	—	—	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,315	—	—	—	—	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	(13,060)	—	—	—	—	(13,060)
Variation for net unrealized gain on cash flow hedges	—	—	—	—	32,798	—	32,798
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	(4,851)	—	(4,851)
Foreign currency translation	—	—	—	—	—	26,589	26,589

Balances as of December 31, 2018	147,554	(232,337)	75,575	—	27,911	102,983	121,686

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(999,430)	—	—	—	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	117,329	—	—	—	—	—	117,329
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,341,797	—	—	—	—	1,341,797
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(80,080)	—	—	—	—	(80,080)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	6,779	—	—	—	—	6,779
Variation for net unrealized loss on cash flow hedges	—	—	—	—	(74,593)	—	(74,593)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	23,924	—	23,924
Foreign currency translation	—	—	—	—	—	(14,507)	(14,507)

Balances as of December 31, 2019	264,883	1,036,159	(923,855)	—	(22,758)	88,476	442,905

(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income include: (i) Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income and; (ii) Other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of premium reserves, available-for-sales
investments (until December 31, 2017), derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income (from January 1, 2018) and translation for foreign operations
. Below is the movement of the caption:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods: Equity instruments at fair value through other comprehensive income
Revaluation of gain on equity instruments at fair value through other comprehensive income, net	117,329	41,935	—

Subtotal	117,329	41,935	—
Non-controlling interest	(438)	(511)	—
Income Tax	(219)	(26)	—

Total	116,672	41,398	—
Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net gain (loss) on debt instruments at fair value through other comprehensive income	1,341,797	(471,940)	—
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(80,080)	14,315	—
Transfer to income of loss (reversion) for impairment on debt instruments at fair value through other comprehensive income	6,779	(13,060)	—

Subtotal	1,268,496	(470,685)	—

Non-controlling interest	2,517	(1,011)	—
Income Tax	(7,878)	(6,309)	—
Total	1,263,135	(478,005)	—

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	(999,430)	750,670	(195,619)

Non-controlling interest	(1,643)	124	—

Total	(1,001,073)	750,794	(195,619)

Available-for-sale investments:
Unrealized gain from available-for-sale investments	—	—	543,768
Transfer to realized gain on available-for-sale investments, net of realized loss	—	—	(113,306)
Transfer of impairment loss on available-for-sale investments to consolidated statement of income, Note 5(c)	—	—	20,759
Accrual of unrealized loss on held-to-maturity investments to consolidated statement of income, Note 5(d)	—	—	2,608

Subtotal	—	—	453,829

Non-controlling interest	—	—	470
Income Tax	—	—	(14,471)

Total	—	—	439,828

Cash flow hedges:
Net (loss) gain from cash flow hedges	(74,593)	32,798	(1,477)
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	23,924	(4,851)	140

Subtotal	(50,669)	27,947	(1,337)

Non-controlling interest	(217)	171	(19)
Income Tax	(13,052)	10,335	(1,172)

Total	(63,938)	38,453	(2,528)

Foreign currency translation reserve	(14,507)	26,589	(22,480)

(f)	Shareholders’ equity for legal purposes (regulatory capital) -
IFS is not required to establish a regulatory capital for statutory purposes. As of December 31, 2019 and 2018, the regulatory capital required for Interbank, Interseguro and Inteligo Bank (a Subsidiary of Inteligo Group Corp.), is calculated based on the separate financial statement of each Subsidiary prepared following the accounting principles and practices stated by their regulators (the SBS or Central Bank of the Bahamas).
In the case of Hipotecaria Sura, as of December 31, 2018, it was under liquidation process, thus it was not subject to regulatory minimum capital requirements. It was liquidated on February 20, 2019.
The regulatory capital required for Interbank, Interseguro and Inteligo Bank is detailed below:
Interbank’s regulatory capital -
According to the provisions of Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
As of December 31, 2019 and 2018, Interbank maintains the following amounts related to its assets and contingent credits weighted by risk and regulatory capital (basic and supplementary):

	2019	2018
	S/(000)	S/(000)
Total risk weighted assets and credits	50,673,786	44,390,985
Total regulatory capital	7,679,278	7,007,381
Basic regulatory capital (Level 1)	5,721,707	5,042,037
Supplementary regulatory capital (Level 2)	1,957,571	1,965,344
Global capital to regulatory capital ratio	15.15%	15.79%
As of December 31, 2019 and 2018, Interbank has complied with SBS Resolutions No.2115-2009, No.6328-2009 and No.14354-2009, “Regulations for the Regulatory Capital Requirement for Operational Risk”, “Market Risk” and “Credit Risk”, respectively, as amended. These resolutions establish, mainly, the methodologies to be applied by financial entities to calculate the assets and credits weighted per type of risk.

In July 2011, the SBS issued Resolution No. 8425-2011, which states that financial entities must determine an additional regulatory capital level and develop a process to assess the adequacy of their regulatory capital in relation with their risk profile, which must follow the methodology described in said resolution. The additional regulatory capital requirement shall be equivalent to the amount of regulatory capital requirements calculated for each of the following components: economic cycle, concentration risk, market concentration risk and interest rate risk in the bank book, among others.
As of December 31, 2019 and 2018, the additional regulatory capital estimated by Interbank amounts to approximately S/803,717,000 and S/735,483,000, respectively.
Interseguro’s regulatory capital -
In accordance with SBS Resolution No. 1124-2006, and its amendments, Interseguro is required to maintain a level of regulatory capital in order to maintain a minimum equity to support technical risks and other risks that could affect it. The regulatory capital must be higher than the amount resulting from the sum of the solvency net equity, the guarantee fund and the regulatory capital intended to cover credit risks.
The solvency net equity is represented by the higher amount between the solvency margin and the minimal capital. As of December 31, 2019 and 2018, the solvency net equity is represented by the solvency margin. The solvency margin is the complementary support that insurance entities must maintain to deal with possible situations of excess claims not foreseen in the establishment of technical reserves. The total solvency margin corresponds to the sum of the solvency margins of each branch in which Interseguro operates.
Also, the guarantee fund represents the additional equity support that insurance companies must maintain to deal with the other risks that can affect them and that are not covered by the solvency net equity, such as investment risks and other risks. The monthly amount of said fund must be equivalent to 35 percent of the solvency net equity, calculated in accordance with SBS Resolution No. 1124-2006.
As of December 31, 2019 and 2018, Interseguro’s surplus equity is as follows:

	2019	2018
	S/(000)	S/(000)
Regulatory capital	1,106,609	1,042,699
Less
Solvency equity (solvency margin)	567,348	559,930
Guarantee fund	198,572	195,975

Surplus	340,689	286,794

Inteligo Bank’s regulatory capital -
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2019 and 2018 is the following:

	2019	2018
	US$(000)	US$(000)
Total eligible capital	238,281	216,977

Total risk weighted assets	964,156	850,069

Capital adequacy ratio (in percentage)	24.71	25.52

In Management’s opinion, its Subsidiaries have complied with the requirements set forth by the regulatory entities.

(g)	Reserves -
The Board of Directors of IFS sessions held on June 25, 2018, and May 9, 2018, agreed to constitute a reserve of up to S/1,000,000,000 charged to retained earnings.
The Board of Directors of IFS session held on September 18, 2017, agreed to constitute a reserve of up to S/600,000,000 charged to retained earnings as of June 30, 2017. Likewise, the Board of Directors of IFS session, held on August 9, 2017, agreed to constitute a reserve of up to S/500,000,000 charged to retained earnings as of December 31, 2016.

(h)	Subsidiaries’ legal and special reserves -
The Subsidiaries domiciled in Peru are required to establish a reserve equivalent to a certain percentage of their paid-in
capital (20 or 35 percent, depending on their economic activity) through annual transfers of not less than 10 percent of their net income. As of December 31, 2019 and 2018, these reserves amounted to approximately S/1,205,297,000 and S/1,000,764,000, respectively.